Convertible Note Payable, Shareholder	3 Months Ended
Jun. 30, 2017
Convertible Note Payable, Shareholder/ Non-Related Party Note Payable/ Note Payable [Abstract]
Convertible Note Payable, Shareholder

Note 6 — Convertible Note Payable, Shareholder

As of June 30, 2017 and March 31, 2017, the Company had an outstanding 6%, unsecured convertible note payable (the “Trinad Note”) to Trinad Capital Master Fund (“Trinad Capital”), a fund wholly owned by Mr. Ellin, the Company’s Executive Chairman, Chief Executive Officer, director and principal stockholder, for both short and long term working capital requirements.

The Trinad Note was issued on February 21, 2017, to convert aggregate principal and interest of $3,581,077 under the first senior convertible promissory note and second senior convertible promissory note (the “Senior Notes”) with Trinad Capital previously issued on December 31, 2014 and April 8, 2015, respectively, each as subsequently amended. The Trinad Note is due on March 31, 2018. Before its maturity, Trinad Capital shall in its sole discretion have the option to convert all outstanding principal and interest into the Company’s common stock at a conversion price per share based upon the Company’s current valuation, as determined by the Board of Directors. If the Company raises a minimum of $5,000,000 (excluding the amount converting pursuant to the note) of aggregate gross proceeds from an equity financing in one or more closings prior to the maturity date, Trinad Capital will have the right to convert all outstanding note principal and interest into the same equity securities issued in such equity financing at 75% of the issuance price of the securities issued in such financing. In addition, Trinad Capital received 1,790,539 warrants to purchase shares of the Company’s common stock at an exercise price of $0.01 per share. Such warrants were exercised on February 28, 2017. The conversion of the Senior Notes into the Trinad Note and warrants was considered to be a debt restructuring that is accounted for as a debt extinguishment. The aggregate relative fair value of the 1,790,539 warrants issued to Trinad Capital was determined to be $1,624,474 using the Black-Scholes-Merton Option Pricing model with the following average assumptions: risk-free interest rate of 1.50%; dividend yield of 0%; volatility rate of 100%; and an expected life of three years (statutory term). As of February 21, 2016, the effective conversion price was $0.91, and the market price of the shares on the date of conversion was approximately $1.67 per share. As such, the Company recognized a beneficial conversion feature of $1,624,474. The relative fair value of the warrants and the Trinad Note’s beneficial conversion feature totaling $3,248,948 was expensed as of March 31, 2017. At March 31, 2017, $3,603,446 of principal, which includes $75,938 of accrued interest, was outstanding under the Note. At June 30, 2017, $3,657,015 of principal, which includes $75,938 of accrued interest, was outstanding under the Note.